EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at January 1, 2021	$24,397	$171,606	$4,352	$29,967	$27,652	$257,974
Additions	29,713	170,866	-	-	12,000	212,579
Revaluation	-	-	-	-	(3,619)	(3,619)
Balance at December 31, 2021	$54,110	$342,472	$4,352	$29,967	$36,033	$466,934
Additions	46,124	5,165	-	-	-	51,289
Disposals	(18,688)	(36,099)	(4,352)	(29,967)	-	(89,106)
Balance at September 30, 2022	$81,546	$311,538	$-	$-	$36,033	$429,117

Accumulated depreciation
Balance at January 1, 2021	$12,392	$59,963	$3,220	$22,496	$6,033	$104,104
Charge for the year	12,899	42,314	1,132	2,241	7,201	65,787
Balance at December 31, 2021	$25,291	$102,277	$4,352	$24,737	$13,234	$169,891
Charge for the period	22,599	20,772	-	-	2,194	45,565
Disposals	(15,920)	(33,342)	(4,352)	(24,737)	-	(78,351)
Balance at September 30, 2022	$31,970	$89,707	$-	$-	$15,428	$137,105

Net book value:
December 31, 2021	$28,819	$240,195	$-	$5,230	$22,799	$297,043
September 30, 2022	$49,576	$221,831	$-	$-	$20,605	$292,012